UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

June 1, 2017 to June 30, 2017

Commission File Number of issuing entity: 333-190926-11

Central Index Key of issuing entity: 0001633023

NAVIENT STUDENT LOAN TRUST 2015-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-190926

Central Index Key of depositor: 0000949114

NAVIENT FUNDING, LLC

(Exact name of depositor as specified in its charter)

Central Index Key of sponsor: 0001601725

NAVIENT SOLUTIONS, LLC

(Exact name of sponsor as specified in its charter)

Scott Booher (703) 984-6890

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	04-3480392 04-3480392 54-1843973 (I.R.S. Employer Identification Nos.)

c/o Wells Fargo Delaware Trust Company, N.A.

919 North Market Street, Suite 1600

Wilmington, Delaware

19801

(Zip Code)

(Address of principal executive offices

of issuing entity)

(703) 984-6890

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A Student Loan Backed Notes	☐	☐	☑
Class B Student Loan Backed Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑ No ☐

Item 1. Distribution and Pool Performance Information.

On July 25, 2017, Navient Student Loan Trust 2015-1 (the “Trust”) made its regular monthly distribution of funds to holders of its Student Loan-Backed Notes. Navient Solutions, LLC (formerly, Navient Solutions, Inc.), as the administrator, distributed the Monthly Distribution Report for the Trust for the period identified on the cover of this Form 10-D to the Indenture Trustee, on behalf of the Trust’s noteholders of record. This Monthly Distribution Report is attached to this Report as Exhibit 99.1. This report as well as other information about the Trust is also available on the Administrator’s website at http://www.navient.com/about/investors/debtasset/navientsltrusts/. There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to the Trust for the distribution period referred to in the second sentence of this paragraph. The depositor of the Trust filed its most recent report on Form ABS-15G on February 9, 2017 (such report is available at www.sec.gov under the depositor’s CIK No. 0000949114).

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

The following paragraph is disclosure received from Navient Solutions, LLC (formerly, Navient Solutions, Inc.), the servicer for this transaction.

On January 18, 2017, the CFPB and Attorneys General for the State of Illinois and the State of Washington (collectively the “Attorneys General”) initiated civil actions naming Navient Corporation and several of its subsidiaries as defendants alleging violations of Federal and State consumer protection statutes, including the Consumer Financial Protection Act of 2010, the Fair Credit Reporting Act, the Fair Debt Collection Practices Act and various state consumer protection laws. These civil actions are related to the aforementioned CIDs and the NORA letter that were previously issued by the CFPB and the Attorneys General. In addition to these matters, a number of lawsuits have been filed by nongovernmental parties or may be filed by additional governmental or nongovernmental parties seeking damages or other remedies related to similar issues raised by the CFPB and the Attorneys General. The Company filed its Motion to Dismiss on March 20, 2017 with respect to the Attorneys General actions and on March 24, 2017 with respect to the CFPB action. In April, 2017, the CFPB filed their response to our Motion to Dismiss and in May, 2017, we filed our response. A hearing on our Motion to Dismiss was held on June 27, 2017. On May 24, 2017, the WA AG filed their response to our Motion to Dismiss and on July 5, 2017, we filed our response. The Motion to Dismiss was denied on July 10, 2017, after a hearing. On May 24, 2017, the IL AG filed their response to our Motion to Dismiss and on June 30, 2017, we filed our response. A hearing on our motion to dismiss was held on July 18, 2017. As the Company has previously stated, we believe the suits improperly seek to impose penalties on Navient based on new servicing standards applied retroactively and applied only against one servicer and that the allegations are false. We intend to vigorously defend against the allegations. At this point in time, the Company is unable to anticipate the timing of a resolution or the ultimate impact that these legal proceedings may have on the Company’s consolidated financial position, liquidity, results of operation or cash flows. As a result, it is not possible at this time to estimate a range of potential exposure, if any, for amounts that may be payable in connection with these matters and reserves have not been established. It is possible that an adverse ruling or rulings may have a material adverse impact on the Company.

Item 3. Sales of Securities and Use of Proceeds. None.

Item 4. Defaults Upon Senior Securities. None.

Item 5. Submission of Matters to a Vote of Security Holders. None.

Item 6. Significant Obligors of Pool Assets. No updates to report.

Item 7. Change in Sponsor Interest in the Securities. None.

Item 8. Significant Enhancement Provider Information. No updates to report.

Item 9. Other Information. None.

Item 10. Exhibits.

(a)	99.1 Monthly Distribution Report for Navient Student Loan Trust 2015-1 in relation to the distribution for July 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Trust has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 7, 2017	NAVIENT STUDENT LOAN TRUST 2015-1

	By:	NAVIENT SOLUTIONS, LLC, the Administrator

	By:	/s/ CHARLES S. BOOHER
	Name:	Charles S. Booher
	Title:	Vice President

INDEX TO EXHIBITS

Exhibit Number	Exhibit

99.1	Monthly Distribution Report for Navient Student Loan Trust 2015-1 in relation to the distribution for July 2017.